Income tax - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Balance of tax positions at beginning of the period	$ 48	$ 27	$ 28
Additions for tax positions of prior periods	5	4
Additions for tax positions of current period	5	27	3
Reductions for tax positions related to prior periods and other items	(11)	(2)	(1)
Settlements and reclassifications	(4)	(5)	(3)
Expiration of the statute of limitations	(2)	(2)	(2)
Foreign currency translation effects	0	(1)	2
Balance of tax positions at end of the period	$ 41	$ 48	$ 27